AGREEMENTS WITH KATYAL (Details Narrative) - Stock Purchase Agreement [Member]	8 Months Ended
Sep. 13, 2019 shares
MOBQ [Member]
Entity Listings [Line Items]
Stock exchanged, shares received	15,000,000
GTECH [Member]
Entity Listings [Line Items]
Stock exchanged, shares transferred	110,000